Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - TWD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Financial assets at fair value through other comprehensive income [abstract]
Cumulative loss allowance for expected credit loss	$ 33.9	$ 34.7